Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017
Harbor Small Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities, principally common stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2016, the range of the Index was $9 million to $10.5 billion, but it is expected to change frequently.

The Subadviser employs a fundamental bottom-up, research intensive investment process to identify companies to own in the Fund. The Subadviser invests in companies that it believes possess sustainable business models supported by strong competitive positions, solid financial health, capable management teams, and/or attractive positioning in their industries. The Subadviser seeks to invest in these types of companies at attractive valuation levels, typically below their estimate of the long-term intrinsic value of the business. Finally, the Subadviser attempts to identify value drivers that will cause the value of the company to appreciate towards the intrinsic value.

The Fund's sector weightings are a result of the Subadviser's bottom-up stock selection process. A holding may be sold if it becomes fully valued, its fundamentals deteriorate, more attractive opportunities are identified, value drivers are realized, or value drivers are delayed beyond its investment horizon.

Under normal market conditions, the Fund expects to invest in approximately 60 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a portfolio of small cap equity securities. The Fund may invest up to 10% of its total assets in the securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Value Style Risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information, please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Harbor Small Cap Value Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
One Year	rr_ExpenseExampleYear01	$ 90
Three Years	rr_ExpenseExampleYear03	$ 390
Harbor Small Cap Value Opportunities Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
One Year	rr_ExpenseExampleYear01	$ 115
Three Years	rr_ExpenseExampleYear03	$ 468
Harbor Small Cap Value Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	$ 505
Harbor Small Cap Value Opportunities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
One Year	rr_ExpenseExampleYear01	$ 82
Three Years	rr_ExpenseExampleYear03	$ 365

[1]	Based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.88%, 1.13%, 1.25% and 0.80% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2019. Only the Fund's Board of Trustees may modify or terminate this agreement.